Derivative financial instrument liabilities (Details 1) - Derivative Warrant Liabilities [Member] $ in Thousands	3 Months Ended
Nov. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Warrant liability	$ 1,011
Gains (losses) on change in fair value of derivatives	7,000
Warrant liability	$ 8,011